Limited Term New York Municipal Fund

Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free New York Municipals

Oppenheimer California Municipal Fund

Oppenheimer Cash Reserves

Oppenheimer Equity Fund

Oppenheimer Flexible Strategies Fund

Oppenheimer Global Allocation Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Value Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Main Street Select Fund®

Oppenheimer Money Market Fund, Inc.

Oppenheimer New Jersey Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Oppenheimer Rochester® Michigan Municipal Fund

Oppenheimer Rochester® Minnesota Municipal Fund

Oppenheimer Rochester® National Municipals

Oppenheimer Rochester® North Carolina Municipal Fund

Oppenheimer Rochester® Ohio Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Oppenheimer Rochester® Virginia Municipal Fund

Oppenheimer Select Value Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Short Duration Fund

Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

Oppenheimer Money Fund/VA

Oppenheimer Small- & Mid-Cap Growth Fund/VA

Oppenheimer Value Fund/VA

Rochester® Fund Municipals

Supplement to the Summary Prospectus

This supplement amends the summary prospectus (the “Summary Prospectus”) of each of the above referenced funds (each a “Fund” or collectively, the “Funds”) and is in addition to any other supplement(s).

Effective January 1, 2013, the Summary Prospectus of each Fund is revised as follows:

1.	References to the "Manager" in the Summary Prospectus mean OFI Global Asset Management, Inc. and OppenheimerFunds, Inc. unless the context indicates otherwise or unless otherwise specified.

2.	The section entitled “Investment Adviser” is replaced in its entirety with the following:

Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its sub-adviser.

PS0000.079

Oppenheimer AMT-Free Municipals	Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer California Municipal Fund	Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Capital Income Fund	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Cash Reserves Fund	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Champion Income Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Core Bond Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester National Municipals
Oppenheimer Global Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer International Bond Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer International Small Company Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer International Value Fund	Oppenheimer Transition 2010 Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Transition 2015 Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Transition 2020 Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Transition 2025 Fund
Oppenheimer Main Street Fund®	Oppenheimer Transition 2030 Fund
Oppenheimer Main Street Select Fund®	Oppenheimer Transition 2040 Fund
Oppenheimer Main Street Small- & Mid-Cap Fund®	Oppenheimer Transition 2050 Fund
Oppenheimer New Jersey Municipal Fund	Oppenheimer U.S. Government Trust
Oppenheimer Pennsylvania Municipal Fund	Oppenheimer Value Fund

Summary Prospectus Supplement dated April 2, 2012

This supplement amends the Summary Prospectus of each of the above referenced funds and is in addition to any other supplements.

The following is added to the end of the section of the Summary Prospectus titled "Purchase and Sale of Fund Shares":

After June 29, 2012, Class B shares will no longer be offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts that are received after that date will be made in Class A shares of Oppenheimer Money Market Fund, Inc.

April 2, 2012 PS0000.069

April 2, 2012	PS0000.071

Oppenheimer Small- & Mid-Cap Growth Fund Summary Prospectus February 28, 2012, as revised March 28, 2012
NYSE Ticker Symbols
Class A	OEGAX
Class B	OEGBX
Class C	OEGCX
Class N	OEGNX
Class Y	OEGYX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.

The Fund's prospectus dated February 28, 2012, as supplemented March 28, 2012, and Statement of Additional Information ("SAI") dated February 28, 2012, and pages 6 through 55 of its most recent Annual Report, dated October 31, 2011, are incorporated by reference into this Summary Prospectus. You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund.  The Fund's prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 50 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	5%	1%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class N	Class Y
Management Fees	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	1.00%	0.50%	None
Other Expenses	0.41%	0.69%	0.45%	0.43%	0.12%
Total Annual Fund Operating Expenses	1.54%	2.58%	2.34%	1.82%	1.01%
Fee Waiver and Expense Reimbursement*	(0.05%)	(0.24%)	(0.04%)	(0.03%)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.49%	2.34%	2.30%	1.79%	1.01%

*The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. These expense limitations may not be amended or withdrawn until one year from the date of this prospectus. Expenses for Class A have been restated to reflect current fees.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,032	$1,368	$2,313	$719	$1,032	$1,368	$2,313
Class B	$740	$1,089	$1,566	$2,434	$240	$789	$1,366	$2,434
Class C	$336	$735	$1,261	$2,704	$236	$735	$1,261	$2,704
Class N	$283	$575	$991	$2,154	$183	$575	$991	$2,154
Class Y	$104	$323	$561	$1,242	$104	$323	$561	$1,242

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager expects to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose market capitalizations range from the company with the smallest market capitalization in the Russell 2000 Growth® Index, which measures the performance of the small-cap growth segment of the U.S. equity universe, to the company with the largest market capitalization in the Russell Midcap® Growth Index, which measures the performance of the mid-cap growth segment of the U.S. equity universe. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company's capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer's capitalization moves outside of the Fund's definition of small- and mid-cap issuers.
     The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
     In selecting investments for the Fund, the portfolio manager looks for companies with high growth potential using a "bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and its industry position.
     The portfolio manager currently focuses on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

       Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund emphasizing small- and mid-cap stock investments. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or life of class, if less) compare with those of three broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund.

Sales charges are not included and the returns would be lower if they were.  During the period shown, the highest return for a calendar quarter was 31.77% (2nd Qtr 03) and the lowest return was -25.50% (4th Qtr 08). For the period from January 1, 2011 through December 31, 2011, the cumulative return before sales charges and taxes was 0.34%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares (inception 11-01-00)
Return Before Taxes	(5.43%)	2.27%	3.13%
Return After Taxes on Distributions	(5.43%)	1.59%	2.70%
Return After Taxes on Distributions and Sale of Fund Shares	(3.53%)	1.64%	2.54%
Class B Shares (inception 11-01-00)	(5.45%)	2.29%	3.25%
Class C Shares (inception 11-01-00)	(1.46%)	2.68%	2.92%
Class N Shares (inception 3-01-01)	(0.91%)	3.24%	3.46%
Class Y Shares (inception 11-01-00)	0.88%	4.09%	4.35%
Russell 2500 Growth Index	(1.57%)	2.89%	5.23%
(reflects no deduction for fees, expenses or taxes)
Russell 2000 Growth Index	(2.91%)	2.09%	4.48%
(reflects no deduction for fees, expenses or taxes)
Russell MidCap Growth Index	(1.65%)	2.44%	5.29%
(reflects no deduction for fees, expenses or taxes)

Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Manager. Ronald J. Zibelli, Jr., CFA, has been Vice President and portfolio manager of the Fund since June 2007.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Class B shares will no longer be offered for sale after June 29, 2012.

Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For More Information About Oppenheimer Small- & Mid-Cap Growth Fund

You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund. You can also request additional information about the Fund or your account:

By Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (225.5677)
By Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For courier or express mail requests: OppenheimerFunds Services 12100 East Iliff Avenue, Suite 300 Aurora, Colorado 80014
On the Internet:	You can read or download information on the OppenheimerFunds website at: www.oppenheimerfunds.com
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